Condensed Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)	Preferred B Preferred Shares	Preferred C Preferred Shares	Preferred Shares	Common Shares	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020				$ 7	$ (201,605)	$ 32,092,258	$ (20,879,178)	$ 11,011,482
Balance (in Shares) at Dec. 31, 2020				6,487
Stock option and warrant compensation						1,016,962		1,016,962
Issuance of shares for services						366,117		336,117
Issuance of shares for services (in Shares)				104
Issuance of shares for employee compensation						1,443,700		1,443,700
Issuance of shares for employee compensation (in Shares)				233
Issuance of shares for vested restricted stock units				$ 1		(1)
Issuance of shares for vested restricted stock units (in Shares)				414
Issuance of shares for the conversion of debt				$ 2		5,749,920		5,749,922
Issuance of shares for the conversion of debt (in Shares)				2,402
Fair value of warrants issued with convertible note payable						1,322,840		1,322,840
Exercise of warrants				$ 5		3,727,280		3,727,285
Exercise of warrants (in Shares)				4,747
Restricted stock unit compensation						1,843,902		1,843,902
Issuance of shares and warrants for offering, net of issuance costs				$ 6		26,123,605		26,123,611
Issuance of shares and warrants for offering, net of issuance costs (in Shares)				6,416
Issuance of shares for offerings, net of issuance costs				$ 1		3,744,999		3,745,000
Issuance of shares for offerings, net of issuance costs (in Shares)				1,417
Warrant consideration for convertible debt offering costs						231,316		231,316
Reduction in exercise price of warrants						102,267	(102,267)
Net loss							(46,371,364)	(46,371,364)
Balance at Dec. 31, 2021				$ 22	(201,605)	77,735,165	(67,352,809)	10,180,773
Balance (in Shares) at Dec. 31, 2021				22,220
Stock option and warrant compensation						219,885		219,885
Issuance of shares for services				$ 1		3,718		3,719
Issuance of shares for services (in Shares)				5
Issuance of shares for vested restricted stock units				$ 1		(1)
Issuance of shares for vested restricted stock units (in Shares)				144
Restricted stock unit compensation						377,671		377,671
Net loss							(6,059,141)	(6,059,141)
Balance at Mar. 31, 2022				$ 24	(201,605)	78,336,438	(73,411,950)	4,722,907
Balance (in Shares) at Mar. 31, 2022				22,369
Balance at Dec. 31, 2021				$ 22	(201,605)	77,735,165	(67,352,809)	10,180,773
Balance (in Shares) at Dec. 31, 2021				22,220
Net loss								(19,466,710)
Balance at Sep. 30, 2022				$ 93	(201,605)	99,724,124	(86,828,138)	12,694,474
Balance (in Shares) at Sep. 30, 2022				93,288
Balance at Dec. 31, 2021				$ 22	(201,605)	77,735,165	(67,352,809)	10,180,773
Balance (in Shares) at Dec. 31, 2021				22,220
Stock option and warrant compensation						1,413,904		1,413,904
Issuance of restricted stock units for compensation				$ 4		1,209,902		1,209,906
Issuance of restricted stock units for compensation (in Shares)				463
Issuance of shares for services				$ 5		507,553		507,558
Issuance of shares for services (in Shares)				3,707
Exercise of warrants, modification of warrants, and issuance of warrants				$ 5		1,203,764		1,203,769
Exercise of warrants, modification of warrants, and issuance of warrants (in Shares)				4,486
Sale of Series B Preferred shares to related party						20,000		20,000
Sale of Series B Preferred shares to related party (in Shares)	1
Redemption of Series B Preferred shares to related party						(20,000)		(20,000)
Redemption of Series B Preferred shares to related party (in Shares)	(1)
Shares issued as inducement on loans, net of issuance costs				$ 2		146,520		146,522
Shares issued as inducement on loans, net of issuance costs (in Shares)				1,195
Warrants issued with loans						878,622		878,622
Reset provision on warrants and modification of warrants						37,677	(37,677)
Issuance of shares for debt issuance costs				$ 1		96,029		96,030
Issuance of shares for debt issuance costs (in Shares)				262
Exercise of warrants				$ 45		(45)
Exercise of warrants (in Shares)				44,173
Issuance of shares and warrants for offering, net of issuance costs				$ 31		17,233,276		17,233,307
Issuance of shares and warrants for offering, net of issuance costs (in Shares)				30,609
Issuance costs related to exercise of warrants, modification of warrants, and issuance of warrants						(94,195)		(94,195)
Issuance of shares for settlement of AP				$ 1		79,999		80,000
Issuance of shares for settlement of AP (in Shares)				231
Rounding from reverse stock split				$ (8)		(5)		(13)
Rounding from reverse stock split (in Shares)				301
Net loss							(27,649,876)	(27,649,876)
Balance at Dec. 31, 2022				$ 108	(201,605)	100,448,166	(95,040,362)	5,206,307
Balance (in Shares) at Dec. 31, 2022				107,647
Balance at Mar. 31, 2022				$ 24	(201,605)	78,336,438	(73,411,950)	4,722,907
Balance (in Shares) at Mar. 31, 2022				22,369
Stock option and warrant compensation						724,584		724,584
Issuance of restricted stock units for compensation				$ 1		(1)
Issuance of restricted stock units for compensation (in Shares)				69
Issuance of shares for services				$ 1		249,999		250,000
Issuance of shares for services (in Shares)				768
Exercise of warrants, modification of warrants, and issuance of warrants				$ 5		1,203,764		1,203,769
Exercise of warrants, modification of warrants, and issuance of warrants (in Shares)				4,486
Restricted stock unit compensation						309,704		309,704
Net loss							(5,850,006)	(5,850,006)
Balance at Jun. 30, 2022				$ 31	(201,605)	80,824,488	(79,261,956)	1,360,958
Balance (in Shares) at Jun. 30, 2022				27,692
Stock option and warrant compensation						338,439		338,439
Modification of warrants						8,619	(8,619)
Issuance of shares for services				$ (1)		1
Issuance of shares for services (in Shares)				(360)
Sale of Series B Preferred shares to related party						20,000		20,000
Sale of Series B Preferred shares to related party (in Shares)	1
Redemption of Series B Preferred shares to related party						(20,000)		(20,000)
Redemption of Series B Preferred shares to related party (in Shares)	(1)
Shares issued as inducement on loans, net of issuance costs				$ 2		146,520		146,522
Shares issued as inducement on loans, net of issuance costs (in Shares)				1,195
Warrants issued with loans						878,622		878,622
Issuance of shares for debt issuance costs				$ 1		96,029		96,030
Issuance of shares for debt issuance costs (in Shares)				262
Exercise of warrants				$ 34		(34)
Exercise of warrants (in Shares)				33,423
Restricted stock unit compensation				$ 1		293,118		293,119
Restricted stock unit compensation (in Shares)				166
Issuance of shares and warrants for offering, net of issuance costs				$ 31		17,232,524		17,232,555
Issuance of shares and warrants for offering, net of issuance costs (in Shares)				30,609
Issuance costs related to exercise of warrants, modification of warrants, and issuance of warrants						(94,195)		(94,195)
Rounding from reverse stock split				$ (6)		(7)		(13)
Rounding from reverse stock split (in Shares)				301
Net loss							(7,557,563)	(7,557,563)
Balance at Sep. 30, 2022				$ 93	(201,605)	99,724,124	(86,828,138)	12,694,474
Balance (in Shares) at Sep. 30, 2022				93,288
Balance at Dec. 31, 2022				$ 108	(201,605)	100,448,166	(95,040,362)	5,206,307
Balance (in Shares) at Dec. 31, 2022				107,647
Stock option and warrant compensation						59,964		59,964
Issuance of shares for services				$ 5		168,295		168,300
Issuance of shares for services (in Shares)				4,675
Issuance of shares for vested restricted stock units				$ 1		(1)
Issuance of shares for vested restricted stock units (in Shares)				44
Sale of common stock				$ 9		507,007		507,016
Sale of common stock (in Shares)				8,463
Restricted stock unit compensation						111,187		111,187
Net loss							(5,984,706)	(5,984,706)
Balance at Mar. 31, 2023				$ 123	(201,605)	101,294,618	(101,025,068)	68,068
Balance (in Shares) at Mar. 31, 2023				120,829
Balance at Dec. 31, 2022				$ 108	(201,605)	100,448,166	(95,040,362)	5,206,307
Balance (in Shares) at Dec. 31, 2022				107,647
Issuance of shares for services								168,300
Net loss								(21,412,626)
Balance at Sep. 30, 2023				$ 368	(201,605)	112,599,764	(116,620,157)	(4,221,630)
Balance (in Shares) at Sep. 30, 2023				367,851
Balance at Mar. 31, 2023				$ 123	(201,605)	101,294,618	(101,025,068)	68,068
Balance (in Shares) at Mar. 31, 2023				120,829
Stock option and warrant compensation						59,964		59,964
Warrants issued for cash, net of issuance costs						1,581,467		1,581,467
Issuance of shares for vested restricted stock units				$ 1		(1)
Issuance of shares for vested restricted stock units (in Shares)				42
Exercise of warrants				$ 49		(49)
Exercise of warrants (in Shares)				48,184
Restricted stock unit compensation						103,264		103,264
Net loss							(5,682,018)	(5,682,018)
Balance at Jun. 30, 2023				$ 173	(201,605)	103,039,263	(106,707,086)	(3,869,255)
Balance (in Shares) at Jun. 30, 2023				169,055
Stock option compensation						59,964		59,964
Sale of Series C Preferred shares to related party						1,000		1,000
Sale of Series C Preferred shares to related party (in Shares)		1
Issuance of warrants for offering, net of issuance costs						8,966,400		8,966,400
Modification of warrants						167,169	(167,169)
Redemption of Series C Preferred shares to related party
Redemption of Series C Preferred shares to related party (in Shares)		(1)
Issuance of restricted stock units for compensation
Issuance of restricted stock units for compensation (in Shares)				71
Issuance of shares for debt issuance costs				$ 22		271,984		272,006
Issuance of shares for debt issuance costs (in Shares)				21,184
Exercise of warrants				$ 137		(8)		129
Exercise of warrants (in Shares)				136,190
Restricted stock unit compensation						94,028		94,028
Rounding from reverse stock split				$ 36		(36)
Rounding from reverse stock split (in Shares)				41,351
Net loss							(9,745,902)	(9,745,902)
Balance at Sep. 30, 2023				$ 368	$ (201,605)	$ 112,599,764	$ (116,620,157)	$ (4,221,630)
Balance (in Shares) at Sep. 30, 2023				367,851